Stock-Based Compensation Plans (Schedule of Comparative Date for Performance Stock Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	29,833	69,322	103,172
Per-share fair value	$ 94.16	$ 74.60	$ 41.49
Volatility	22.60%	24.90%	30.80%
Risk-free interest rate	1.59%	1.39%	0.89%
Service period	2 years 10 months 24 days	2 years 2 months 12 days
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	10,340	16,149
Per-share fair value	$ 112.60	$ 123.81
Volatility	30.80%	21.20%
Risk-free interest rate	0.33%	0.25%
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	14,061	16,149
Per-share fair value	$ 82.80	$ 106.53